SCHEDULE OF FAIR VALUE ROLL-FORWARD OF GROUP’S CRYPTO ASSETS HELD AT FAIR VALUE (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)
Crypto Asset, Holding [Line Items]
Crypto assets held January 1, 2025
Additions	20,421,019	[1]
Dispositions	(19,849,257)	[2]
Crypto assets held December 31, 2025	571,762
Crypto Asset USDT [Member]
Crypto Asset, Holding [Line Items]
Crypto assets held January 1, 2025
Additions	20,420,416	[1]
Dispositions	(19,849,138)	[2]
Crypto assets held December 31, 2025	571,278
Crypto Asset, Other [Member]
Crypto Asset, Holding [Line Items]
Crypto assets held January 1, 2025		[3]
Additions	603	[1]
Dispositions	(119)	[2]
Crypto assets held December 31, 2025	$ 484

[1]	Additions represented the crypto assets received as borrowings from Antalpha Digital Pte Ltd described in Note 12 and crypto assets received from disposal of BTC for USDT.
[2]	Dispositions represent crypto asset payments for costs and expenses.
[3]	Includes various other crypto currency asset balances, none of which individually represented more than 5% of total crypto currency assets as of December 31, 2024 and 2025.